Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Collateral and Other Credit Improvements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	$ 267,349,317	$ 307,633,542
Total collateral	84,474,882	75,613,250
Guarantees received [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	593,289,279	532,676,925
Fair value of collateral Pledges on time deposits	798,765	515,890
Fair value of collateral Deferred payment checks	6,546,693	3,665,050
Fair value of collateral Mortgage on real property	23,996,519	29,919,411
Fair value of collateral Pledges on vehicles and machinery	4,124,485	5,490,143
Fair value of collateral Pledges on personal property	1,667,100	1,465,710
Fair value of collateral Other	47,341,320	34,557,046
Total collateral	84,474,882	75,613,250
Net exposure	508,814,397	457,063,675
Associated ECL	9,981,687	7,003,486
Guarantees received [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	267,349,317	307,633,542
Fair value of collateral Pledges on time deposits	797,460	513,103
Fair value of collateral Deferred payment checks	6,546,693	3,665,050
Fair value of collateral Mortgage on real property	23,996,519	29,919,411
Fair value of collateral Pledges on vehicles and machinery	4,124,485	5,490,143
Fair value of collateral Pledges on personal property	1,667,100	1,465,710
Fair value of collateral Other	47,062,080	33,654,626
Total collateral	84,194,337	74,708,043
Net exposure	183,154,980	232,925,499
Associated ECL	9,928,122	6,901,953
Guarantees received [member] | Other debt securities at fair value through OCI [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	178,005,144	63,824,735
Net exposure	178,005,144	63,824,735
Associated ECL	5,964	286
Guarantees received [member] | Loans commitment [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	97,910,338	128,745,139
Fair value of collateral Pledges on time deposits	1,305	2,787
Fair value of collateral Other	279,240	902,420
Total collateral	280,545	905,207
Net exposure	97,629,793	127,839,932
Associated ECL	23,200	23,514
Guarantees received [member] | Other financial assets [Member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	18,905,219	8,405,598
Net exposure	18,905,219	8,405,598
Associated ECL	18,929	14,032
Guarantees received [member] | Other debt securities at amortized cost [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	31,119,261	24,067,911
Net exposure	31,119,261	24,067,911
Associated ECL	5,472	63,701
Collateral held for stage3 assets [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	3,029,870	5,272,831
Fair value of collateral Deferred payment checks	1,064	3,086
Fair value of collateral Mortgage on real property	709,038	735,440
Fair value of collateral Pledges on vehicles and machinery	935,558	167,028
Fair value of collateral Pledges on personal property	65,485	11,805
Fair value of collateral Other	270,083	955,458
Total collateral	1,981,228	1,872,817
Net exposure	1,048,642	3,400,014
Associated ECL	1,658,115	2,967,457
Collateral held for stage3 assets [member] | Loans and other financing [member]
Disclosure Of Collateral And Other Credit Enhancements [line items]
Maximum exposure to credit risk	3,029,870	5,272,831
Fair value of collateral Deferred payment checks	1,064	3,086
Fair value of collateral Mortgage on real property	709,038	735,440
Fair value of collateral Pledges on vehicles and machinery	935,558	167,028
Fair value of collateral Pledges on personal property	65,485	11,805
Fair value of collateral Other	270,083	955,458
Total collateral	1,981,228	1,872,817
Net exposure	1,048,642	3,400,014
Associated ECL	$ 1,658,115	$ 2,967,457